Reconciliation of profit before interest and taxation to headline PBIT (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Reconciliation of Profit Before Interest and Taxation to Headline PBIT

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Profit before interest and taxation	851.3	783.9	2,021.7
Amortisation and impairment of acquired intangible assets	84.0	97.8	195.1
Goodwill impairment	—	—	27.1
Gains on disposal of investments and subsidiaries	(189.9)	(5.9)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.1)	0.2	0.3
Investment write-downs	1.5	—	95.9
Restructuring costs	45.5	19.2	56.8
Share of exceptional losses/(gains) of associates	28.4	(13.2)	(0.8)
Headline PBIT	820.7	882.0	2,267.1